Supplemental Financial Information (Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Supplemental Financial Information [Abstract]
Personnel costs	$ 176.7	$ 242.0
Deferred revenue	156.1	169.8
Taxes	93.8	84.2
Interest	34.3	68.0
Customer Prepayments, Current	0	20.0
Prepayment Liability for Sale of Assets, Current	3.3	33.0
Other	29.3	41.7
Accrued liabilities and other	$ 493.5	$ 658.7